CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Share-based compensation expenses	₽ 31,776	$ 354.3	₽ 24,038	₽ 20,829
Cost of revenues
Share-based compensation expenses	906	10.1	593	479
Product development
Share-based compensation expenses	16,985	189.4	13,831	11,504
Sales, general and administrative
Share-based compensation expenses	₽ 13,885	$ 154.8	₽ 9,614	₽ 8,846